Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Inventories	4. Inventories Inventories consisted of the following:
	September 30,	December 31,
	2025	2024
Raw materials	$1,374	$1,386
Work-in-progress	100	203
Finished goods	165	119
Inventories	$1,639	$1,708
5. Inventories Inventories, consisted of the following (in thousands):
	December 31, 2024	December 31, 2023
Raw materials	$1,386	$1,162
Work-in-progress	203	158
Finished goods	119	84
	$1,708	$1,404